Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	387,483,481.39	23,926
Yield Supplement Overcollateralization Amount 01/31/21	14,848,283.22	0
Receivables Balance 01/31/21	402,331,764.61	23,926
Principal Payments	16,882,906.08	455
Defaulted Receivables	559,520.28	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	13,896,985.04	0
Pool Balance at 02/28/21	370,992,353.21	23,446

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.50%
Prepayment ABS Speed	1.26%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,816,512.94	176
Past Due 61-90 days	1,439,968.41	61
Past Due 91-120 days	241,273.10	17
Past Due 121+ days	0.00	0
Total	5,497,754.45	254

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.43%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	788,212.02
Aggregate Net Losses/(Gains) - February 2021	-228,691.74
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.68%
Prior Net Losses Ratio	0.20%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.12%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	39.39

Flow of Funds	$ Amount
Collections	22,679,132.08
Investment Earnings on Cash Accounts	769.92
Servicing Fee(1)	(335,276.47)
Transfer to Collection Account	0.00
Available Funds	22,344,625.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	937,432.02
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	11,271,889.17
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,052,807.08
(12) Collection Account Redeposits	3,717,000.00

Total Distributions of Available Funds	22,344,625.53

Servicing Fee	335,276.47
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	382,264,242.38
Principal Paid	16,491,128.18
Note Balance @ 03/15/21	365,773,114.20

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2b
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	259,034,242.38
Principal Paid	16,491,128.18
Note Balance @ 03/15/21	242,543,114.20
Note Factor @ 03/15/21	69.1006023%

Class A-4
Note Balance @ 02/16/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	76,260,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	31,320,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	15,650,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,083,690.27
Total Principal Paid	16,491,128.18
Total Paid	17,574,818.45

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.10738%
Coupon	0.24738%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	718,820.02
Principal Paid	16,491,128.18
Total Paid to A-3 Holders	17,209,948.20

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0407790
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.8381224
Total Distribution Amount	16.8789014

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.0479203
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	46.9832712
Total A-3 Distribution Amount	49.0311915

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	683.51
Noteholders' Principal Distributable Amount	316.49

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,609,619.51
Investment Earnings	200.20
Investment Earnings Paid	(200.20)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,343,941.27	$1,510,945.84	$3,298,331.46
Number of Extensions	66	69	148
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.36%	0.75%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.